Debt - Schedule of Bridge Notes and Related Party Notes (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022
2022 Bridge Notes [Member]
Debt - Schedule of Bridge Notes and Related Party Notes (Details) [Line Items]
Issuance date of promissory notes		May 2022
Maturity date of promissory notes		1 year
Interest rate		10.00%
Default interest rate		15.00%
Collateral	Unsecured	Unsecured
Conversion rate		3
Face amount of notes				$ 888,889
Less: unamortized debt discount				(407,555)
Add: accrued interest on promissory notes				54,567
Balance – December 31, 2023
Balance - December 31, 2022		$ 535,901
Related Party Notes [Member]
Debt - Schedule of Bridge Notes and Related Party Notes (Details) [Line Items]
Issuance date of promissory notes		May 2022
Maturity date of promissory notes		1 year
Interest rate		6.00%
Default interest rate		15.00%
Collateral	Unsecured	Unsecured
Conversion rate		3
Face amount of notes				338,889
Less: unamortized debt discount				(155,443)
Add: accrued interest on promissory notes				11,651
Balance – December 31, 2023
Balance - December 31, 2022		$ 195,097
2023 Bridge Notes [Member]
Debt - Schedule of Bridge Notes and Related Party Notes (Details) [Line Items]
Issuance date of promissory notes		May 2023
Maturity date of promissory notes		2 years
Interest rate		10.00%
Default interest rate		15.00%
Collateral	Unsecured	Unsecured
Conversion rate		3
Face amount of notes			$ 722,222
Less: unamortized debt discount
Add: accrued interest on promissory notes
Balance – December 31, 2023
Balance - December 31, 2022